Other Receivables (Details) - Dec. 31, 2024	USD ($)	CNY (¥)
Ningbo Luxiang Logistics Co., LTD [Member]
Other Receivables [Line Items]
Other receivables	$ 1,640,236	¥ 11,972,576
Recovered prepayment	1,640,236
Ningbo Zhongjin International Logistics Co., LTD [Member]
Other Receivables [Line Items]
Other receivables	$ 1,248,126	¥ 9,110,449